COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	Aug. 01, 2023 agreement	May 30, 2023 agreement	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Number of non-cancelable internet data center service agreements	2	2
Period of internet data center service agreements (in years)	1 year	1 year
Total contractual minimum purchase commitments			¥ 1,150,000	$ 161,974
Remaining purchase commitment			¥ 520,013	$ 73,242